EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.57%
11,500	AdvanSix Inc	$ 440,105
74,963	Arconic Corp(a)	1,966,279
20,791	Ashland Inc	2,135,444
13,600	AZZ Inc	560,864
40,699	Cabot Corp	3,119,171
16,800	Constellium SE(a)	256,704
210,391	Ecovyst Inc(a)	2,324,821
3,800	Hawkins Inc	166,364
2,200	Ingevity Corp(a)	157,344
5,400	Kaiser Aluminum Corp	403,002
39,700	Mercer International Inc	388,067
6,000	Minerals Technologies Inc	362,520
500	NewMarket Corp	182,490
11,925	Rogers Corp(a)	1,948,903
21,100	Trinseo PLC	439,935
82,308	Valvoline Inc	2,875,842
		17,727,855
Communications — 2.22%
7,000	ePlus Inc(a)	343,280
8,100	InterDigital Inc(b)	590,490
1,100	Preformed Line Products Co	140,844
37,882	Scholastic Corp	1,296,322
62,000	Stagwell Inc(a)	460,040
9,200	TEGNA Inc	155,572
50,688	Thryv Holdings Inc(a)	1,168,865
55,863	TripAdvisor Inc(a)	1,109,439
66,894	United States Cellular Corp(a)	1,386,713
181,695	Viavi Solutions Inc(a)	1,967,757
		8,619,322
Consumer, Cyclical — 12.10%
14,300	Adient PLC(a)	585,728
12,100	Allison Transmission Holdings Inc	547,404
1,400	Asbury Automotive Group Inc(a)	294,000
1,100	Big 5 Sporting Goods Corp(b)	8,459
15,400	Bloomin' Brands Inc	395,010
6,400	Blue Bird Corp(a)	130,752
5,200	BlueLinx Holdings Inc(a)	353,392
32,328	Boot Barn Holdings Inc(a)	2,477,618
9,000	Brinker International Inc(a)	342,000
32,830	Brunswick Corp	2,692,060
1,900	Carter's Inc	136,648
23,900	Cato Corp Class A	211,276
5,800	Century Communities Inc	370,736
9,840	Churchill Downs Inc	2,529,372
22,200	Crocs Inc(a)	2,806,968
4,900	Dine Brands Global Inc	331,436
13,700	El Pollo Loco Holdings Inc	131,383
28,600	Funko Inc Class A(a)	269,698
27,100	G-III Apparel Group Ltd(a)	421,405
7,100	Genesco Inc(a)	261,848
5,675	Global Industrial Co	152,317
23,400	Goodyear Tire & Rubber Co(a)	257,868
Shares		Fair Value
Consumer, Cyclical — (continued)
10,000	Green Brick Partners Inc(a)	$ 350,600
1,720	Group 1 Automotive Inc	389,442
12,400	Haverty Furniture Cos Inc	395,684
5,100	Hibbett Inc	300,798
18,000	Hooker Furnishings Corp	327,420
41,400	Interface Inc	336,168
2,200	Jack in the Box Inc	192,698
14,079	JAKKS Pacific Inc(a)	243,567
8,900	Johnson Outdoors Inc Class A	560,789
66,887	KB Home	2,687,520
22,500	Kimball International Inc Class B	279,000
3,200	Kontoor Brands Inc	154,848
11,300	Lakeland Industries Inc	164,980
11,500	La-Z-Boy Inc	334,420
11,146	LCI Industries	1,224,611
54,621	Liberty Media Corp-Liberty Braves Class C(a)	1,840,181
93,400	LL Flooring Holdings Inc(a)	354,920
6,100	M/I Homes Inc(a)	384,849
12,400	MarineMax Inc(a)	356,500
17,261	Marriott Vacations Worldwide Corp	2,327,818
3,200	Meritage Homes Corp	373,632
54,565	Methode Electronics Inc	2,394,312
6,100	Miller Industries Inc	215,635
23,300	MillerKnoll Inc	476,485
156,930	MRC Global Inc(a)	1,525,360
8,500	Nu Skin Enterprises Inc Class A	334,135
15,100	OneWater Marine Inc Class A(a)(b)	422,347
3,300	PC Connection Inc	148,368
19,600	Resideo Technologies Inc(a)	358,288
6,400	Rush Enterprises Inc Class A	349,440
20,500	Ruth's Hospitality Group Inc	336,610
4,600	ScanSource Inc(a)	140,024
6,000	Signet Jewelers Ltd	466,680
45,609	Skyline Champion Corp(a)	3,431,165
4,800	Sleep Number Corp(a)	145,968
11,000	Sonic Automotive Inc Class A	597,740
10,200	Steven Madden Ltd	367,200
10,000	Taylor Morrison Home Corp(a)	382,600
5,200	Thor Industries Inc	414,128
10,700	Travel + Leisure Co	419,440
4,000	TravelCenters of America Inc(a)(b)	346,000
15,300	Tri Pointe Homes Inc(a)	387,396
7,200	Urban Outfitters Inc(a)	199,584
20,200	Vista Outdoor Inc(a)	559,742
21,550	VSE Corp	967,595
69,430	Wabash National Corp	1,707,284
13,900	World Fuel Services Corp	355,145
1,970	Xperi Inc(a)	21,532
7,800	Zumiez Inc(a)(b)	143,832
		46,901,858

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 19.25%
41,900	Aaron's Co Inc	$ 404,754
7,700	ABM Industries Inc	346,038
83,100	ACCO Brands Corp	442,092
207,024	Alight Inc Class A(a)	1,906,691
60,414	Alkermes PLC(a)	1,703,071
110,534	Alta Equipment Group Inc	1,751,964
16,688	AMN Healthcare Services Inc(a)	1,384,437
65,121	Andersons Inc	2,690,800
20,043	ANI Pharmaceuticals Inc(a)	796,108
26,700	B&G Foods Inc(b)	414,651
93,804	BellRing Brands Inc(a)	3,189,336
7,900	BGSF Inc	84,135
7,500	Brink's Co	501,000
8,700	Cass Information Systems Inc	376,797
6,500	Central Garden & Pet Co(a)	266,890
9,773	Charles River Laboratories International Inc(a)	1,972,387
19,932	Colliers International Group Inc	2,103,823
16,125	CONMED Corp	1,674,743
131,061	Custom Truck One Source Inc(a)	889,904
36,285	Embecta Corp	1,020,334
44,038	Emerald Holding Inc(a)	163,821
65,200	Emergent BioSolutions Inc(a)	675,472
29,855	Euronet Worldwide Inc(a)	3,340,774
230	Graham Holdings Co Class B	137,043
25,900	Healthcare Services Group Inc	359,233
17,300	Heidrick & Struggles International Inc	525,228
20,400	Herbalife Nutrition Ltd(a)	328,440
29,043	Herc Holdings Inc	3,307,998
65,228	Inmode Ltd(a)	2,084,687
19,682	Insperity Inc	2,392,347
51,200	Ironwood Pharmaceuticals Inc(a)	538,624
7,620	J & J Snack Foods Corp	1,129,436
41,456	John Wiley & Sons Inc Class A	1,607,249
24,700	Kelly Services Inc Class A	409,773
6,100	Kforce Inc	385,764
43,793	Korn Ferry	2,265,850
48,999	Lantheus Holdings Inc(a)	4,045,357
4,200	ManpowerGroup Inc	346,626
3,300	Medifast Inc	342,111
6,100	National HealthCare Corp	354,227
13,100	Natural Grocers by Vitamin Cottage Inc	153,925
70,047	Nomad Foods Ltd(a)	1,312,681
80,346	Option Care Health Inc(a)	2,552,592
66,100	Organogenesis Holdings Inc(a)	140,793
53,620	Pacira BioSciences Inc(a)	2,188,232
19,600	Phibro Animal Health Corp Class A	300,272
16,900	Premier Inc Class A	547,053
91,234	Quanex Building Products Corp	1,964,268
23,900	Resources Connection Inc	407,734
13,300	Select Medical Holdings Corp	343,805
17,192	Spectrum Brands Holdings Inc	1,138,454
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
73,627	Supernus Pharmaceuticals Inc(a)	$ 2,667,506
14,800	Taro Pharmaceutical Industries Ltd(a)	359,936
52,153	Tenet Healthcare Corp(a)	3,098,931
31,000	TrueBlue Inc(a)	551,800
20,669	UFP Technologies Inc(a)	2,683,663
11,936	United Therapeutics Corp(a)	2,673,187
18,800	Upbound Group Inc	460,788
6,200	USANA Health Sciences Inc(a)	389,980
40,443	V2X Inc(a)	1,606,396
61,300	Vanda Pharmaceuticals Inc(a)	416,227
		74,618,238
Energy — 8.91%
82,100	Alto Ingredients Inc(a)	123,150
70,600	Antero Resources Corp(a)	1,630,154
69,700	Berry Corp	547,145
64,647	California Resources Corp	2,488,910
94,180	ChampionX Corp	2,555,103
4,126	Chord Energy Corp	555,360
8,300	Civitas Resources Inc(b)	567,222
51,200	Crescent Energy Co Class A(b)	579,072
72,018	Delek US Holdings Inc	1,652,813
3,700	Denbury Inc(a)	324,231
18,600	Dril-Quip Inc(a)	533,634
78,400	Equitrans Midstream Corp	453,152
21,300	Expro Group Holdings NV(a)	391,068
9,500	Forum Energy Technologies Inc(a)	241,585
39,900	Helix Energy Solutions Group Inc(a)	308,826
13,600	Kinetik Holdings Inc(b)	425,680
70,200	Kosmos Energy Ltd(a)	522,288
25,200	Liberty Energy Inc	322,812
78,600	National Energy Services Reunited Corp(a)	413,436
85,200	Newpark Resources Inc(a)	328,020
27,523	NextEra Energy Partners LP(b)	1,672,022
35,100	NexTier Oilfield Solutions Inc(a)	279,045
75,849	Noble Corp PLC(a)	2,993,760
135,622	Northern Oil and Gas Inc	4,116,128
14,400	Par Pacific Holdings Inc(a)	420,480
50,200	Permian Resources Corp	527,100
5,300	Precision Drilling Corp(a)	272,526
44,900	ProPetro Holding Corp(a)	322,831
10,700	Ranger Oil Corp Class A	436,988
10,700	REX American Resources Corp(a)	305,913
30,200	Solaris Oilfield Infrastructure Inc Class A	257,908
17,500	Talos Energy Inc(a)	259,700
27,400	TechnipFMC PLC(a)	374,010
50,201	Tidewater Inc(a)	2,212,860
35,600	Vertex Energy Inc(a)(b)	351,728
7,700	Vital Energy Inc(a)	350,658

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Energy — (continued)
74,638	Weatherford International PLC(a)	$ 4,429,765
		34,547,083
Financial — 23.79%
5,900	1st Source Corp	254,585
4,400	ACNB Corp	143,220
32,427	Agree Realty Corp REIT	2,224,816
2,400	Alexander's Inc REIT	465,000
11,800	American Equity Investment Life Holding Co	430,582
68,184	Ameris Bancorp	2,494,171
15,100	Apollo Commercial Real Estate Finance Inc REIT	140,581
12,400	Artisan Partners Asset Management Inc Class A	396,552
22,300	Associated Banc-Corp	400,954
9,400	Assured Guaranty Ltd	472,538
67,951	Atlantic Union Bankshares Corp	2,381,683
7,400	Axis Capital Holdings Ltd	403,448
5,200	Bank of Marin Bancorp	113,828
20,900	BankUnited Inc	471,922
7,500	BayCom Corp	128,100
10,300	BCB Bancorp Inc	135,239
66,800	Braemar Hotels & Resorts Inc REIT	257,848
13,700	Bread Financial Holdings Inc	415,384
12,200	Bridgewater Bancshares Inc(a)	132,248
5,000	Brighthouse Financial Inc(a)	220,550
19,900	BrightSpire Capital Inc REIT	117,410
21,400	Brookline Bancorp Inc	224,700
108,253	Cadence Bank	2,247,332
7,200	Camden National Corp	260,568
72,615	Cannae Holdings Inc(a)	1,465,371
36,600	Capitol Federal Financial Inc	246,318
13,600	Cathay General Bancorp	469,472
21,500	Central Pacific Financial Corp	384,850
8,400	Central Valley Community Bancorp	172,872
7,600	Civista Bancshares Inc	128,288
5,900	CNB Financial Corp	113,280
24,300	CNO Financial Group Inc	539,217
21,700	Columbia Banking System Inc	464,814
1,900	Community Financial Corp	62,947
6,600	Community Trust Bancorp Inc	250,470
24,800	ConnectOne Bancorp Inc	438,464
12,600	CrossFirst Bankshares Inc(a)	132,048
49,000	Cushman & Wakefield PLC(a)	516,460
25,900	Customers Bancorp Inc(a)	479,668
1,700	Diamond Hill Investment Group Inc	279,786
43,900	Douglas Elliman Inc	136,529
14,800	Eagle Bancorp Inc	495,356
76,800	Empire State Realty Trust Inc REIT Class A(b)	498,432
69,016	Employers Holdings Inc	2,877,277
12,300	Enact Holdings Inc	281,178
2,300	Enstar Group Ltd(a)	533,117
Shares		Fair Value
Financial — (continued)
6,300	Enterprise Financial Services Corp	$ 280,917
13,900	Essent Group Ltd	556,695
4,800	Evercore Inc Class A	553,824
6,700	FB Financial Corp	208,236
22,898	Federal Agricultural Mortgage Corp Class C	3,049,785
14,600	Federated Hermes Inc	586,044
7,200	Financial Institutions Inc	138,816
41,800	First BanCorp	477,356
17,400	First Busey Corp	353,916
4,400	First Business Financial Services Inc	134,244
7,100	First Financial Corp	266,108
23,300	First Hawaiian Inc	480,679
14,200	First Internet Bancorp	236,430
6,896	First Merchants Corp	227,223
5,400	First Mid Bancshares Inc	146,988
7,900	First of Long Island Corp	106,650
26,400	Flushing Financial Corp	393,096
30,900	FNB Corp	358,440
5,600	FS Bancorp Inc	168,056
25,600	Granite Point Mortgage Trust Inc REIT	126,976
22,900	Great Ajax Corp REIT	150,682
3,900	Great Southern Bancorp Inc	197,652
20,700	Greenhill & Co Inc	183,609
15,500	Greenlight Capital Re Ltd Class A(a)	145,545
22,800	Hanmi Financial Corp	423,396
17,600	Hilltop Holdings Inc	522,192
3,700	Home Bancorp Inc	122,211
136,315	Home BancShares Inc	2,959,399
24,000	HomeStreet Inc	431,760
50,300	Hope Bancorp Inc	493,946
15,800	Horace Mann Educators Corp	528,984
18,100	Horizon Bancorp Inc	200,186
16,700	Independent Bank Corp	296,759
119,303	International Money Express Inc(a)	3,075,631
9,400	Investar Holding Corp	131,224
21,700	Janus Henderson Group PLC	578,088
28,000	Kearny Financial Corp	227,360
9,700	Kemper Corp	530,202
24,200	Lakeland Bancorp Inc	378,488
13,600	Live Oak Bancshares Inc	331,432
10,600	Luther Burbank Corp	100,488
15,300	Macatawa Bank Corp	156,366
16,700	Marcus & Millichap Inc	536,237
29,086	McGrath RentCorp	2,714,015
7,400	Mercantile Bank Corp	226,292
4,600	Merchants Bancorp	119,784
8,900	Mercury General Corp	282,486
15,475	MFA Financial Inc REIT	153,512
30,700	MGIC Investment Corp	411,994
11,100	Midland States Bancorp Inc	237,762
6,100	MidWestOne Financial Group Inc	148,962
4,100	National Bankshares Inc	128,986

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,200	National Western Life Group Inc Class A	$ 291,144
33,600	Navient Corp	537,264
56,100	New York Community Bancorp Inc	507,144
28,725	New York Mortgage Trust Inc REIT	286,101
24,700	NMI Holdings Inc Class A(a)	551,551
4,000	Northeast Bank	134,640
11,500	Northeast Community Bancorp Inc	150,880
21,800	Northfield Bancorp Inc	256,804
2,400	Northrim BanCorp Inc	113,232
167,336	OceanFirst Financial Corp	3,092,369
9,400	Pacific Premier Bancorp Inc	225,788
20,900	PacWest Bancorp	203,357
44,600	Park Hotels & Resorts Inc REIT	551,256
7,900	Parke Bancorp Inc	140,462
9,900	PCB Bancorp	143,451
39,200	Pebblebrook Hotel Trust REIT(b)	550,368
27,500	Perella Weinberg Partners	250,250
33,810	Pinnacle Financial Partners Inc	1,864,960
51,374	Popular Inc	2,949,381
69,007	Postal Realty Trust Inc REIT Class A	1,050,287
8,840	Preferred Bank	484,520
17,600	Premier Financial Corp	364,848
1,100	Primerica Inc	189,464
13,800	Primis Financial Corp	132,894
33,301	Prosperity Bancshares Inc	2,048,678
26,300	Provident Financial Services Inc	504,434
25,500	Radian Group Inc	563,550
8,700	RBB Bancorp	134,850
30,800	RE/MAX Holdings Inc Class A	577,808
3,900	Republic Bancorp Inc Class A	165,477
16,000	RMR Group Inc Class A	419,840
3,700	Safety Insurance Group Inc	275,724
17,800	Sandy Spring Bancorp Inc	462,444
162,500	Selectquote Inc(a)	352,625
43,900	Seritage Growth Properties REIT Class A(a)(b)	345,493
6,500	Sierra Bancorp	111,930
8,300	Silvercrest Asset Management Group Inc Class A	150,894
26,300	Simmons First National Corp Class A	459,987
76,800	SiriusPoint Ltd(a)	624,384
32,400	SLM Corp	401,436
3,459	Southern First Bancshares Inc(a)	106,191
3,500	Southern Missouri Bancorp Inc	130,935
34,977	SouthState Corp	2,492,461
80,323	STAG Industrial Inc REIT	2,716,524
9,000	Stewart Information Services Corp	363,150
36,881	Stifel Financial Corp	2,179,298
7,300	Territorial Bancorp Inc	140,963
Shares		Fair Value
Financial — (continued)
9,800	Texas Capital Bancshares Inc(a)	$ 479,808
9,700	Towne Bank	258,505
13,800	TPG RE Finance Trust Inc REIT	100,188
9,900	TrustCo Bank Corp NY	316,206
5,429	United Fire Group Inc	144,140
10,900	Univest Financial Corp	258,766
12,300	Victory Capital Holdings Inc Class A	360,021
29,100	Virtu Financial Inc Class A	549,990
2,080	Virtus Investment Partners Inc	396,011
16,900	Washington Federal Inc	509,028
7,600	Washington Trust Bancorp Inc	263,416
18,000	Waterstone Financial Inc	272,340
300	White Mountains Insurance Group Ltd	413,247
6,200	William Penn Bancorp	70,246
46,521	Wintrust Financial Corp	3,393,707
47,966	WSFS Financial Corp	1,804,001
		92,216,693
Industrial — 18.17%
29,193	AECOM	2,461,554
20,800	AerSale Corp(a)	358,176
16,626	Albany International Corp Class A	1,485,699
45,590	Arcosa Inc	2,877,185
13,967	Atkore Inc(a)	1,962,084
12,300	Avnet Inc	555,960
8,800	Barnes Group Inc	354,464
7,000	Belden Inc	607,390
5,900	Benchmark Electronics Inc	139,771
6,309	Boise Cascade Co	399,044
3,500	Chase Corp	366,555
25,784	Clean Harbors Inc(a)	3,675,767
15,000	Coherent Corp(a)	571,200
55,176	Columbus McKinnon Corp	2,050,340
900	Encore Wire Corp	166,797
14,100	Enerpac Tool Group Corp	359,550
4,100	EnerSys	356,208
16,900	Flowserve Corp	574,600
17,400	Fluor Corp(a)	537,834
4,000	Forward Air Corp	431,040
25,400	Gates Industrial Corp PLC(a)	352,806
137,182	Genco Shipping & Trading Ltd(b)	2,148,270
85,100	GrafTech International Ltd	413,586
18,800	Greenbrier Cos Inc	604,796
49,298	Griffon Corp	1,578,029
22,600	Heartland Express Inc	359,792
9,800	Hillenbrand Inc	465,794
14,700	Insteel Industries Inc	408,954
10,300	Itron Inc(a)	571,135
149,139	Janus International Group Inc(a)	1,470,511
44,000	JELD-WEN Holding Inc(a)	557,040
17,519	Kadant Inc	3,653,062

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
93,241	Kimball Electronics Inc(a)	$ 2,247,108
112,400	Latham Group Inc(a)	321,464
212,518	Leonardo DRS Inc(a)	2,756,358
5,688	Littelfuse Inc	1,524,896
9,500	Louisiana-Pacific Corp	514,995
176,199	LSB Industries Inc(a)	1,820,136
5,300	Matson Inc	316,251
93,081	MDU Resources Group Inc	2,837,109
22,793	Moog Inc Class A	2,296,395
4,700	Mueller Industries Inc	345,356
35,700	Mueller Water Products Inc Class A	497,658
16,600	Myers Industries Inc	355,738
54,334	National Instruments Corp	2,847,645
5,800	National Presto Industries Inc	418,122
2,600	Olympic Steel Inc	135,746
5,300	PAM Transportation Services Inc(a)	151,739
7,000	PGT Innovations Inc(a)	175,770
5,691	Plexus Corp(a)	555,271
900	Powell Industries Inc	38,331
6,200	Primoris Services Corp	152,892
16,500	Proto Labs Inc(a)	546,975
106,847	Pure Cycle Corp(a)	1,009,704
10,400	Ryerson Holding Corp	378,352
7,000	Sanmina Corp(a)	426,930
4,200	Sterling Infrastructure Inc(a)	159,096
28,148	TD SYNNEX Corp	2,724,445
13,800	Thermon Group Holdings Inc(a)	343,896
6,300	Timken Co	514,836
36,300	Tredegar Corp	331,419
12,000	TriMas Corp	334,320
184,352	TTM Technologies Inc(a)	2,486,908
51,200	Tutor Perini Corp(a)	315,904
34,400	UFP Industries Inc	2,733,768
25,100	Vishay Intertechnology Inc	567,762
152,618	Vontier Corp	4,172,576
2,900	Worthington Industries Inc	187,485
		70,418,349
Technology — 6.57%
20,700	ACI Worldwide Inc(a)	558,486
46,500	ACM Research Inc Class A(a)	544,050
3,800	Cirrus Logic Inc(a)	415,644
19,606	Concentrix Corp	2,383,109
5,500	CoreCard Corp(a)	165,715
33,373	Crane NXT Co(a)	1,298,210
35,788	CSG Systems International Inc	1,921,816
4,000	Diodes Inc(a)	371,040
16,800	Ebix Inc(b)	221,592
2,900	Insight Enterprises Inc(a)	414,584
4,600	IPG Photonics Corp(a)	567,226
4,300	Maximus Inc	338,410
9,600	MaxLinear Inc(a)	338,016
17,800	NCR Corp(a)	419,902
10,600	Outbrain Inc(a)	43,778
24,300	Photronics Inc(a)	402,894
102,773	Rambus Inc(a)	5,268,144
Shares		Fair Value
Technology — (continued)
11,035	Science Applications International Corp	$ 1,185,821
68,662	Semtech Corp(a)	1,657,501
30,315	Super Micro Computer Inc(a)	3,230,063
71,000	Telos Corp(a)	179,630
31,863	Tower Semiconductor Ltd(a)	1,353,222
8,900	TTEC Holdings Inc	331,347
110,846	Veradigm Inc(a)	1,446,540
23,300	Verra Mobility Corp(a)	394,236
		25,450,976
Utilities — 2.26%
42,112	ALLETE Inc	2,710,749
12,900	Avista Corp	547,605
8,600	Black Hills Corp	542,660
14,400	Hawaiian Electric Industries Inc	552,960
11,500	Northwest Natural Holding Co	546,940
9,700	NorthWestern Corp	561,242
7,000	ONE Gas Inc	554,610
7,700	Otter Tail Corp(b)	556,479
11,000	PNM Resources Inc	535,480
11,500	Portland General Electric Co	562,235
8,900	Southwest Gas Holdings Inc	555,805
7,800	Spire Inc	547,092
		8,773,857
TOTAL COMMON STOCK — 97.84% (Cost $338,390,340)		$379,274,231
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.50%
$1,457,926	Undivided interest of 0.98% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $1,457,926 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(c)	1,457,926

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,457,926	Undivided interest of 0.98% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $1,457,926 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(c)	$ 1,457,926
1,457,926	Undivided interest of 0.99% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $1,457,926 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(c)	1,457,926
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,456,454	Undivided interest of 2.82% in a repurchase agreement (principal amount/value $51,760,220 with a maturity value of $51,780,924) with JP Morgan Securities, 4.80%, dated 3/31/23 to be repurchased at $1,456,454 on 4/3/23 collateralized by U.S. Treasury securities, 0.50% - 3.25%, 11/15/25 - 8/31/27, with a value of $52,795,426.(c)	$ 1,456,454
TOTAL SHORT TERM INVESTMENTS — 1.50% (Cost $5,830,232)		$5,830,232
TOTAL INVESTMENTS — 99.34% (Cost $344,220,572)		$385,104,463
OTHER ASSETS & LIABILITIES, NET — 0.66%		$2,541,078
TOTAL NET ASSETS — 100.00%		$387,645,541

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2023.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2023

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2023